UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10093

T. Rowe Price QM U.S. Bond Index Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
April 30, 2024
SemiAnnual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PBDIX QM U.S. Bond Index
Fund –
.
TSBLX QM U.S. Bond Index
Fund–
.
I  Class
TSBZX QM U.S. Bond Index
Fund–
.
Z Class

T. ROWE PRICE QM U.S. Bond Index Fund
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Waive your account service fee by going paperless.*
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Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/
help/fees-and-minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE QM U.S. Bond Index Fund
Market Commentary

Dear Shareholder
Major global stock and bond indexes produced positive results during the first half of your fund’s fiscal year, the six-month period ended April 30, 2024. Investor sentiment was bolstered by rising hopes at the end of 2023 that central banks would be able to cut interest rates soon; however, stronger-than-expected inflation data in the first quarter of 2024 contributed to a downturn in April that offset some of the strong gains recorded earlier in the period.
Growth stocks outperformed value shares over the six-month
period, and stocks in developed markets generally outpaced their counterparts in emerging markets. Currency movements were
mixed over the period—a weaker U.S. dollar versus some major
European currencies was beneficial for U.S. investors in European securities, while a downturn in the Japanese yen had the reverse effect.
Technology companies benefited from investor enthusiasm for
artificial intelligence developments and produced some of the strongest results in the equity market. Within the U.S.-focused S&P
500 Index, the communication services, financials, information technology, and industrials sectors all recorded strong gains, while returns for energy companies were more muted as oil prices dipped at the end of 2023 before rebounding in the new year.
U.S. Treasury yields finished the period lower, which supported broadly positive results in the fixed income market. High yield corporate bonds produced some of the strongest returns, aided by the higher coupons that have become available since the Fed began hiking rates about two years ago, as well as strength in the economy that kept default expectations at low levels.
The U.S. economy was the strongest among the major markets
during the period, although first-quarter gross domestic product growth—according to a preliminary estimate—slowed from the
level reported at the end of 2023. Meanwhile, after flirting with a recession late last year, growth in the eurozone appeared to be healthier in the latest reports, and China’s economy showed signs of recovery after a sluggish performance in 2023.

T. ROWE PRICE QM U.S. Bond Index Fund

The positive economic news aided investor sentiment following widespread expectations for a downturn last year. But the outlook for monetary policy as global central banks continued their fight against inflation was more difficult to decipher.
After significant progress in reducing the rate of price increases—
12-month consumer price index inflation dropped from 6.4% to
3.3% over the course of 2023—Federal Reserve policymakers
helped boost sentiment when their year-end economic projections indicated that three quarter-point interest rate cuts were likely in
2024, up from the two they had forecast previously. However, with inflation improvements stalling so far this year, Fed officials indicated that they will take a patient approach to loosening monetary policy, a message that weighed on markets near the end of our reporting period.
Outside the U.S., the European Central Bank was also facing sticky inflation, but officials indicated that they would like to begin cutting rates soon if upcoming reports are favorable. Meanwhile, moving in the other direction, the Bank of Japan lifted short-term interest rates from negative territory for the first time in over seven years following a long campaign against disinflation, although Japan’s monetary policy remains among the most accommodative in the
world.
Global economies have displayed continued resilience in the
year-to-date period, but risks remain as we look ahead. Elevated geopolitical tensions, uncertainty about the path of monetary policy, and fading fiscal stimulus all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental
research to help identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE QM U.S. Bond Index Fund
Portfolio Summary

Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard &
Poor’s nomenclature. A rating of AAA represents the
highest-rated securities, and a rating of D represents
the lowest-rated securities. If the rating agencies
differ, the highest rating is applied to the security.
If a rating is not available, the security is classified
as Not Rated. T. Rowe Price uses the rating of the
underlying investment vehicle to determine the
creditworthiness of credit default swaps. The fund
is not rated by any agency. Securities that have not
been rated by any rating agency totaled 0.07% of the
portfolio at the end of the reporting period.
* U.S. government agency securities are issued or
guaranteed by a U.S. government agency and
may include conventional pass-through securities
and collateralized mortgage obligations; unlike
Treasuries, government agency securities are not
issued directly by the U.S. government and are
generally unrated but may have credit support
from the U.S. Treasury (e.g., FHLMC and FNMA
issues) or a direct government guarantee (e.g.,
GNMA issues). Therefore, this category may
include rated and unrated securities.
** U.S. Treasury securities are issued by the U.S.
Treasury and are backed by the full faith and
credit of the U.S. government. The ratings of U.S.
Treasury securities are derived from the ratings on
the U.S. government.
CREDIT QUALITY DIVERSIFICATION
QM U.S. Bond Index Fund

T. ROWE PRICE QM U.S. Bond Index Fund

Note: Copyright © 2024 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: © 2024, Moody’s Corporation, Moody’s Investors Service,
Inc., Moody’s Analytics, Inc. and/or their licensors and affiliates
(collectively, “Moody’s”). All rights reserved. Moody’s ratings and other information (“Moody’s Information”) are proprietary to Moody’s and/
or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s.
MOODY’S INFORMATION MAY NOT BE COPIED OR OTHERWISE
REPRODUCED, REPACKAGED, FURTHER TRANSMITTED,
TRANSFERRED, DISSEMINATED, REDISTRIBUTED OR RESOLD,
OR STORED FOR SUBSEQUENT USE FOR ANY SUCH PURPOSE,
IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY ANY
MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
Note: Copyright © 2024, S&P Global Market Intelligence (and its
affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers (“Content Providers”) do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any
Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the
Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.

T. ROWE PRICE QM U.S. Bond Index Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor
Class) charges no distribution and service (12b-1) fee, I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and
Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =
8.6), then multiply the result by the number on the first line under the heading “Expenses
Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an account service fee that is not included in the accompanying table. The account service fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below
$10,000 on the day of the assessment. The fee is charged to accounts that fall below
$10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRAs but not to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC
®
Networking. If you are subject to the fee, keep it in
mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

T. ROWE PRICE QM U.S. Bond Index Fund

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
QM U.S. BOND INDEX FUND
Beginning
Account Value
11/1/23
Ending
Account Value
4/30/24
Expenses Paid
During Period*
11/1/23 to 4/30/24
Investor Class
Actual $1,000.00 $1,049.80 $1.27
Hypothetical (assumes
5% return before
expenses)  1,000.00   1,023.62   1.26
I Class
Actual   1,000.00   1,051.60   0.61
Hypothetical (assumes
5% return before
expenses)  1,000.00   1,024.27   0.60
Z Class
Actual   1,000.00   1,051.10   0.00
Hypothetical (assumes
5% return before
expenses)  1,000.00   1,024.86   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year
(366) to reflect the half-year period. The annualized expense ratio of the
1
Investor
Class was 0.25%, the
2
I Class was 0.12%, and the
3
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE QM U.S. Bond Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
4/30/24
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
NET ASSET
VALUE
Beginning of period $ 9.03 $ 9.33 $ 11.40 $ 11.77 $ 11.34 $ 10.49
Investment
activities
Net investment
income
(1)(2)
0.18 0.33 0.24 0.21 0.27 0.33
Net realized and
unrealized gain/
loss 0.27 (0.30) (2.07) (0.22) 0.46 0.85
Total from
investment
activities 0.45 0.03 (1.83) (0.01) 0.73 1.18
Distributions
Net investment
income (0.18) (0.33) (0.24) (0.21) (0.28) (0.33)
Net realized gain — — — (0.15) (0.02) —
Total distributions (0.18) (0.33) (0.24) (0.36) (0.30) (0.33)
NET ASSET
VALUE
End of period $ 9.30 $ 9.03 $ 9.33 $ 11.40 $ 11.77 $ 11.34

T. ROWE PRICE QM U.S. Bond Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
4/30/24
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
Ratios/Supplemental Data
Total return
(2)(3)
4.98% 0.21% (16.20)% (0.08)% 6.49% 11.42%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.28%
(4)
0.27% 0.27% 0.23% 0.29% 0.30%
Net expenses
after waivers/
payments by
Price Associates 0.25%
(4)
0.25% 0.25% 0.23% 0.29% 0.30%
Net investment
income 3.86%
(4)
3.48% 2.23% 1.82% 2.36% 2.97%
Portfolio turnover
rate
(5)
37.8% 73.9% 203.5% 225.2% 161.2% 71.2%
Portfolio turnover
rate, excluding
mortgage dollar roll
transactions 20.0% 39.3% 64.9% 63.7% 69.8% 50.4%
Net assets, end of
period (in millions) $585 $574 $551 $1,310 $1,620 $1,195
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized
(5)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE QM U.S. Bond Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
(1)
6 Months
. Ended
4/30/24
.. Year ..
.. Ended .
10/5/20
(1)
Through
10/31/20 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 9.03 $ 9.33 $ 11.41 $ 11.77 $ 11.80
Investment activities
Net investment income
(2)(3)
0.19 0.35 0.27 0.22 0.02
Net realized and unrealized
gain/loss 0.28 (0.30) (2.09) (0.20) (0.03)
(4)
Total from investment activities 0.47 0.05 (1.82) 0.02 (0.01)
Distributions
Net investment income (0.19) (0.35) (0.26) (0.23) (0.02)
Net realized gain — — — (0.15) —
Total distributions (0.19) (0.35) (0.26) (0.38) (0.02)
NET ASSET VALUE
End of period $ 9.31 $ 9.03 $ 9.33 $ 11.41 $ 11.77

T. ROWE PRICE QM U.S. Bond Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
(1)
6 Months
. Ended
4/30/24
.. Year ..
.. Ended .
10/5/20
(1)
Through
10/31/20 10/31/23 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(3)(5)
5.16% 0.34% (16.16)% 0.12% (0.10)%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0.13%
(6)
0.13% 0.13% 0.13% 0.11%
(6)
Net expenses after waivers/
payments by Price Associates 0.12%
(6)
0.12% 0.12% 0.12% 0.11%
(6)
Net investment income 4.00%
(6)
3.61% 2.58% 1.94% 2.38%
(6)
Portfolio turnover rate
(7)
37.8% 73.9% 203.5% 225.2% 161.2%
Portfolio turnover rate, excluding
mortgage dollar roll transactions 20.0% 39.3% 64.9% 63.7% 69.8%
Net assets, end of period (in
thousands) $620,642 $514,815 $509,738 $274,644 $24,770
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized
(7)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE QM U.S. Bond Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
6 Months
. Ended
4/30/24
.. Year ..
.. Ended .
10/5/20
(1)
Through
10/31/20 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 9.03 $ 9.33 $ 11.40 $ 11.77 $ 11.80
Investment activities
Net investment income
(2)(3)
0.19 0.36 0.29 0.24 0.02
Net realized and unrealized
gain/loss 0.27 (0.30) (2.09) (0.22) (0.03)
(4)
Total from investment activities 0.46 0.06 (1.80) 0.02 (0.01)
Distributions
Net investment income (0.19) (0.36) (0.27) (0.24) (0.02)
Net realized gain — — — (0.15) —
Total distributions (0.19) (0.36) (0.27) (0.39) (0.02)
NET ASSET VALUE
End of period $ 9.30 $ 9.03 $ 9.33 $ 11.40 $ 11.77

T. ROWE PRICE QM U.S. Bond Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
4/30/24
.. Year ..
.. Ended .
10/5/20
(1)
Through
10/31/20 10/31/23 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(3)(5)
5.11% 0.46% (15.99)% 0.15% (0.09)%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0.10%
(6)
0.10% 0.10% 0.12% 0.25%
(6)
Net expenses after waivers/
payments by Price Associates 0.00%
(6)
0.00% 0.00% 0.00% 0.00%
(6)
Net investment income 4.13%
(6)
3.80% 2.82% 2.07% 2.10%
(6)
Portfolio turnover rate
(7)
37.8% 73.9% 203.5% 225.2% 161.2%
Portfolio turnover rate, excluding
mortgage dollar roll transactions 20.0% 39.3% 64.9% 63.7% 69.8%
Net assets, end of period (in
thousands) $135,437 $79,290 $24,909 $1,879 $100
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized
(7)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE QM U.S. Bond Index Fund
April 30, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  3.0%
Car Loan  1.2%
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class B
3.55%, 9/22/25  (1) 975 970
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class B
2.68%, 8/20/26  (1) 655 630
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 6.43%, 12/26/31  (1) 319 320
CarMax Auto Owner Trust
Series 2020-3, Class B
1.09%, 3/16/26  2,070 2,050
CarMax Auto Owner Trust
Series 2023-3, Class A3
5.28%, 5/15/28  300 299
CarMax Auto Owner Trust
Series 2023-3, Class B
5.47%, 2/15/29  215 213
Carvana Auto Receivables Trust
Series 2021-P4, Class C
2.33%, 2/10/28  1,860 1,666
Carvana Auto Receivables Trust
Series 2024-N1, Class A3
5.60%, 3/10/28  (1) 405 403
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30  (1) 635 631
Enterprise Fleet Financing
Series 2023-2, Class A2
5.56%, 4/22/30  (1) 1,591 1,588
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33  (1) 2,020 1,893
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35  (1) 520 508
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class B
1.32%, 9/15/27  1,625 1,524
GM Financial Automobile Leasing Trust
Series 2023-1, Class C
5.76%, 1/20/27  615 614

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
GM Financial Consumer Automobile Receivables Trust
Series 2020-3, Class D
1.91%, 9/16/27  1,310 1,298
SBNA Auto Lease Trust
Series 2024-A, Class A3
5.39%, 11/20/26  (1) 405 403
SBNA Auto Lease Trust
Series 2024-A, Class A4
5.24%, 1/22/29  (1) 385 382
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32  (1) 204 204
15,596
Credit Card  0.0%
Synchrony Card Funding
Series 2023-A1, Class A
5.54%, 7/15/29  250 250
250
Other Asset-Backed Securities  1.4%
CIFC Funding
Series 2021-3A, Class A, CLO, FRN
3M TSFR + 1.402%, 6.73%, 7/15/36  (1) 1,565 1,564
Dell Equipment Finance Trust
Series 2024-1, Class A3
5.39%, 3/22/30  (1) 560 557
Dell Equipment Finance Trust
Series 2024-1, Class C
5.73%, 3/22/30  (1) 100 99
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50  (1) 770 710
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51  (1) 1,662 1,420
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38  (1) 510 511
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38  (1) 409 410
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 6.823%, 1/17/37  (1) 1,160 1,157
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54  (1) 1,775 1,745

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Invesco U.S.
Series 2023-1A, Class AR, CLO, FRN
3M TSFR + 1.57%, 6.856%, 4/22/37  (1) 1,370 1,377
KKR
Series 2022-43A, Class A1R, CLO, FRN
3M TSFR + 1.75%, 7.079%, 1/15/36  (1) 1,080 1,091
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 6.619%, 10/15/32  (1) 1,255 1,256
MidOcean Credit XI
Series 2022-11A, Class A1R, CLO, FRN
3M TSFR + 1.73%, 7.057%, 10/18/33  (1) 1,210 1,213
MVW
Series 2019-2A, Class A
2.22%, 10/20/38  (1) 601 570
MVW
Series 2020-1A, Class A
1.74%, 10/20/37  (1) 177 166
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29  (1) 97 97
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30  (1) 550 549
Palmer Square
Series 2020-3A, Class A1R2, CLO, FRN
3M TSFR + 1.65%, 6.957%, 11/15/36  (1) 1,410 1,417
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29  (1) 290 289
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54  (1) 840 833
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 6.876%, 4/25/37  (1) 2,310 2,304
19,335
Student Loan  0.4%
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2
3.13%, 2/15/68  (1) 455 439
Navient Private Education Refi Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68  (1) 727 679
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69  (1) 227 203

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69  (1) 198 182
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37  (1) 318 307
SMB Private Education Loan Trust
Series 2020-A, Class A2A
2.23%, 9/15/37  (1) 372 347
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53  (1) 995 900
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53  (1) 1,928 1,683
4,740
Total Asset-Backed Securities
(Cost $41,307) 39,921
CORPORATE BONDS  28.9%
FINANCIAL INSTITUTIONS   11.2%
Banking   7.1%
ABN AMRO Bank, 4.75%, 7/28/25  (1) 390 383
Ally Financial, 2.20%, 11/2/28  1,505 1,271
American Express, 4.90%, 2/13/26  3,385 3,349
Banco Santander, 3.49%, 5/28/30  600 526
Banco Santander Mexico, 5.375%, 4/17/25  (1) 1,260 1,253
Bank of America, 3.50%, 4/19/26  600 578
Bank of America, 4.00%, 1/22/25  650 641
Bank of America, 4.20%, 8/26/24  290 288
Bank of America, 6.00%, 10/15/36  300 305
Bank of America, 7.75%, 5/14/38  150 175
Bank of America, VR, 2.592%, 4/29/31  (2) 1,875 1,570
Bank of America, VR, 2.676%, 6/19/41  (2) 1,575 1,059
Bank of America, VR, 3.824%, 1/20/28  (2) 2,280 2,175
Bank of America, VR, 4.244%, 4/24/38  (2) 45 39
Bank of New York Mellon, VR, 6.474%, 10/25/34  (2) 1,440 1,517
Banque Federative du Credit Mutuel, 4.935%, 1/26/26  (1) 3,570 3,527
Barclays, VR, 2.852%, 5/7/26  (2) 1,640 1,585
Barclays, VR, 5.674%, 3/12/28  (2) 1,045 1,034
BNP Paribas, VR, 5.497%, 5/20/30  (1)(2) 2,750 2,707
BPCE, 4.50%, 3/15/25  (1) 1,015 1,000

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Capital One Financial, 3.65%, 5/11/27  1,430 1,349
Capital One Financial, VR, 6.051%, 2/1/35  (2) 365 358
Citigroup, 5.875%, 1/30/42  450 452
Citigroup, VR, 3.887%, 1/10/28  (2) 2,050 1,961
Citigroup, VR, 4.075%, 4/23/29  (2) 1,920 1,806
Credit Suisse, 2.95%, 4/9/25  1,080 1,053
Danske Bank, VR, 3.244%, 12/20/25  (1)(2) 2,290 2,246
Danske Bank, VR, 5.705%, 3/1/30  (1)(2) 470 463
Discover Bank, 2.70%, 2/6/30  2,000 1,675
Discover Financial Services, 3.75%, 3/4/25  1,440 1,413
Fifth Third Bancorp, VR, 6.339%, 7/27/29  (2) 460 464
Goldman Sachs Group, 3.50%, 1/23/25  750 739
Goldman Sachs Group, 3.80%, 3/15/30  1,270 1,157
Goldman Sachs Group, 4.25%, 10/21/25  825 805
Goldman Sachs Group, 6.75%, 10/1/37  455 478
Goldman Sachs Group, VR, 3.272%, 9/29/25  (2) 1,915 1,894
HSBC Bank USA, 5.875%, 11/1/34  550 555
HSBC Holdings, VR, 2.013%, 9/22/28  (2) 3,345 2,956
ING Groep, VR, 6.114%, 9/11/34  (2) 740 744
JPMorgan Chase, 2.95%, 10/1/26  980 925
JPMorgan Chase, VR, 2.956%, 5/13/31  (2) 1,230 1,050
JPMorgan Chase, VR, 3.782%, 2/1/28  (2) 990 946
JPMorgan Chase, VR, 3.882%, 7/24/38  (2) 1,405 1,171
JPMorgan Chase, VR, 5.299%, 7/24/29  (2) 3,170 3,124
Lloyds Banking Group, VR, 5.462%, 1/5/28  (2) 1,015 1,005
Mitsubishi UFJ Financial Group, 2.193%, 2/25/25  2,200 2,136
Morgan Stanley, 3.125%, 7/27/26  2,000 1,900
Morgan Stanley, 4.30%, 1/27/45  750 621
Morgan Stanley, 6.25%, 8/9/26  175 178
Morgan Stanley, VR, 2.188%, 4/28/26  (2) 1,410 1,361
Morgan Stanley, VR, 3.217%, 4/22/42  (2) 830 602
Morgan Stanley, VR, 5.656%, 4/18/30  (2) 2,975 2,981
PNC Financial Services Group, VR, 4.758%, 1/26/27  (2) 1,920 1,893
Santander Holdings USA, VR, 6.499%, 3/9/29  (2) 885 889
Skandinaviska Enskilda Banken, 5.125%, 3/5/27  (1) 2,930 2,897
Societe Generale, VR, 6.066%, 1/19/35  (1)(2) 1,305 1,277
State Street, VR, 4.857%, 1/26/26  (2) 640 634
Sumitomo Mitsui Financial Group, 5.464%, 1/13/26  1,755 1,752
Toronto-Dominion Bank, 1.15%, 6/12/25  1,725 1,645
Toronto-Dominion Bank, 4.994%, 4/5/29  2,200 2,151
Truist Financial, 1.95%, 6/5/30  1,470 1,184
U.S. Bancorp, VR, 5.384%, 1/23/30  (2) 665 655
UBS Group, VR, 1.364%, 1/30/27  (1)(2) 1,700 1,567

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
UBS Group, VR, 2.193%, 6/5/26  (1)(2) 1,405 1,346
UBS Group, VR, 2.593%, 9/11/25  (1)(2) 1,400 1,376
Wells Fargo, VR, 2.188%, 4/30/26  (2) 1,655 1,595
Wells Fargo, VR, 2.393%, 6/2/28  (2) 2,415 2,196
Wells Fargo, VR, 5.574%, 7/25/29  (2) 1,250 1,240
Wells Fargo, VR, 5.707%, 4/22/28  (2) 1,895 1,898
Wells Fargo, VR, 6.303%, 10/23/29  (2) 1,380 1,415
Westpac New Zealand, 5.195%, 2/28/29  (1) 1,935 1,903
95,063
Brokerage Asset Managers Exchanges   0.1%
BlackRock Funding, 4.70%, 3/14/29  830 814
Intercontinental Exchange, 1.85%, 9/15/32  1,735 1,315
2,129
Finance Companies   0.4%
AerCap Ireland Capital, 5.75%, 6/6/28  1,500 1,499
AerCap Ireland Capital, 6.15%, 9/30/30  700 710
AerCap Ireland Capital, 6.50%, 7/15/25  655 660
Avolon Holdings Funding, 3.95%, 7/1/24  (1) 495 493
Avolon Holdings Funding, 6.375%, 5/4/28  (1) 1,560 1,570
4,932
Insurance   2.3%
AIA Group, 3.20%, 3/11/25  (1) 510 500
Allstate, 6.125%, 12/15/32  150 154
American International Group, 3.875%, 1/15/35  425 365
Aon, 3.875%, 12/15/25  405 394
Aon Corp., 5.00%, 9/12/32  3,075 2,949
Chubb INA Holdings, 3.35%, 5/15/24  550 549
Elevance Health, 4.55%, 3/1/48  1,135 942
Elevance Health, 4.65%, 1/15/43  485 415
Fidelity National Financial, 4.50%, 8/15/28  1,615 1,528
First American Financial, 4.60%, 11/15/24  410 407
High Street Funding Trust I, 4.111%, 2/15/28  (1) 1,100 1,021
Humana, 2.15%, 2/3/32  1,050 816
Humana, 3.70%, 3/23/29  880 812
Humana, 5.375%, 4/15/31  785 763
Humana, 5.95%, 3/15/34  835 837
Liberty Mutual Group, 4.50%, 6/15/49  (1) 1,670 1,230
Liberty Mutual Group, 4.85%, 8/1/44  (1) 1,370 1,142
Marsh & McLennan, 3.50%, 6/3/24  1,915 1,910
MassMutual Global Funding II, 5.10%, 4/9/27  (1) 2,940 2,921
New York Life Insurance, 3.75%, 5/15/50  (1) 1,415 1,023
Principal Financial Group, 2.125%, 6/15/30  1,900 1,555
Principal Financial Group, 3.40%, 5/15/25  1,215 1,188

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Principal Financial Group, 3.70%, 5/15/29  10 9
Protective Life Global Funding, 1.17%, 7/15/25  (1) 2,345 2,220
Teachers Insurance & Annuity Association of America, 4.27%,
5/15/47  (1) 1,400 1,099
Travelers, 6.25%, 6/15/37  225 238
UnitedHealth Group, 2.00%, 5/15/30  10 8
UnitedHealth Group, 3.50%, 8/15/39  1,960 1,537
UnitedHealth Group, 3.75%, 7/15/25  400 392
UnitedHealth Group, 4.75%, 7/15/45  900 799
Willis North America, 4.50%, 9/15/28  1,110 1,058
30,781
Real Estate Investment Trusts   1.3%
Alexandria Real Estate Equities, 3.95%, 1/15/27  10 9
Alexandria Real Estate Equities, 4.00%, 2/1/50  1,975 1,423
Brixmor Operating Partnership, 3.90%, 3/15/27  495 470
Brixmor Operating Partnership, 4.05%, 7/1/30  760 689
Essex Portfolio, 2.65%, 3/15/32  660 529
Essex Portfolio, 4.50%, 3/15/48  (3) 1,455 1,157
Extra Space Storage, 4.00%, 6/15/29  15 14
Healthcare Realty Holdings, 3.625%, 1/15/28  605 549
Healthpeak OP, 2.125%, 12/1/28  710 615
Healthpeak OP, 2.875%, 1/15/31  420 352
Kilroy Realty, 3.45%, 12/15/24  750 737
Kilroy Realty, 4.375%, 10/1/25  335 326
Prologis, 4.00%, 9/15/28  2,110 1,999
Public Storage Operating, 1.95%, 11/9/28  1,285 1,112
Realty Income, 2.20%, 6/15/28  685 601
Realty Income, 3.95%, 8/15/27  835 798
Realty Income, 4.625%, 11/1/25  1,775 1,750
Regency Centers, 3.60%, 2/1/27  350 334
Regency Centers, 4.125%, 3/15/28  520 493
Regency Centers, 5.25%, 1/15/34  1,340 1,283
Simon Property Group, 3.80%, 7/15/50  2,830 2,028
17,268
Total Financial Institutions 150,173
INDUSTRIAL   15.0%
Basic Industry   0.3%
Air Products & Chemicals, 1.50%, 10/15/25  150 142
Celulosa Arauco y Constitucion, 3.875%, 11/2/27  570 529
LYB International Finance II, 3.50%, 3/2/27  1,000 946
Nucor, 2.70%, 6/1/30  775 670
Nucor, 3.95%, 5/1/28  1,311 1,244

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Nutrien, 4.00%, 12/15/26  525 505
Packaging Corp. of America, 3.65%, 9/15/24  395 392
4,428
Capital Goods   0.6%
Amphenol, 4.75%, 3/30/26  310 306
Amphenol, 5.05%, 4/5/29  925 914
CRH America Finance, 3.95%, 4/4/28  (1) 1,700 1,611
General Dynamics, 3.25%, 4/1/25  35 34
John Deere Capital, 4.50%, 1/8/27  1,840 1,810
L3Harris Technologies, 3.832%, 4/27/25  295 290
L3Harris Technologies, 5.05%, 6/1/29  1,300 1,270
Lockheed Martin, 3.60%, 3/1/35  240 205
Lockheed Martin, 4.07%, 12/15/42  184 151
Mohawk Industries, 5.85%, 9/18/28  1,430 1,443
Republic Services, 2.50%, 8/15/24  20 20
Republic Services, 3.375%, 11/15/27  585 548
Vulcan Materials, 4.50%, 6/15/47  5 4
8,606
Communications   2.5%
America Movil, 2.875%, 5/7/30  1,500 1,292
America Movil, 3.625%, 4/22/29  1,475 1,349
America Movil, 6.375%, 3/1/35  (3) 300 315
American Tower, 2.40%, 3/15/25  1,010 980
AT&T, 2.25%, 2/1/32  3,500 2,758
AT&T, 4.35%, 3/1/29  1,020 972
Charter Communications Operating, 2.80%, 4/1/31  2,365 1,875
Charter Communications Operating, 3.70%, 4/1/51  1,795 1,046
Charter Communications Operating, 4.908%, 7/23/25  1,230 1,214
Comcast, 2.65%, 2/1/30  10 9
Comcast, 3.20%, 7/15/36  80 63
Comcast, 3.95%, 10/15/25  845 827
Crown Castle, 2.25%, 1/15/31  1,665 1,339
Crown Castle International, 3.70%, 6/15/26  700 672
Crown Castle Towers, 3.663%, 5/15/25  (1) 195 191
Meta Platforms, 5.60%, 5/15/53  1,825 1,806
Omnicom Group, 3.60%, 4/15/26  695 671
Omnicom Group, 3.65%, 11/1/24  460 454
Rogers Communications, 3.625%, 12/15/25  335 322
Rogers Communications, 5.30%, 2/15/34  1,885 1,803
SBA Tower Trust, 2.836%, 1/15/25  (1) 1,005 983
T-Mobile USA, 3.75%, 4/15/27  3,565 3,397
Time Warner Cable, 6.55%, 5/1/37  235 213
Time Warner Cable, 6.75%, 6/15/39  275 251

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Verizon Communications, 1.68%, 10/30/30  625 497
Verizon Communications, 2.65%, 11/20/40  3,200 2,153
Verizon Communications, 4.00%, 3/22/50  1,500 1,135
Vodafone Group, 4.25%, 9/17/50  700 531
Vodafone Group, 4.875%, 6/19/49  20 17
Walt Disney, 3.70%, 10/15/25  285 278
Warnermedia Holdings, 5.05%, 3/15/42  1,570 1,252
Weibo, 3.50%, 7/5/24  1,275 1,269
WPP Finance 2010, 3.75%, 9/19/24  1,350 1,336
33,270
Consumer Cyclical   2.6%
Alibaba Group Holding, 4.00%, 12/6/37  2,300 1,914
Amazon.com, 2.80%, 8/22/24  585 580
American Honda Finance, 4.90%, 3/12/27  (3) 2,790 2,759
AutoZone, 1.65%, 1/15/31  2,000 1,565
AutoZone, 3.125%, 4/21/26  445 426
AutoZone, 3.75%, 6/1/27  20 19
AutoZone, 5.05%, 7/15/26  1,390 1,380
Booking Holdings, 3.65%, 3/15/25  810 796
CBRE Services, 5.50%, 4/1/29  580 573
Cummins, 4.90%, 2/20/29  330 326
Daimler Truck Finance North America, 5.375%, 1/18/34  (1) 560 545
Ford Motor Credit, 7.122%, 11/7/33  635 663
General Motors, 4.00%, 4/1/25  1,090 1,073
General Motors Financial, 5.55%, 7/15/29  600 591
Home Depot, 5.875%, 12/16/36  3,000 3,109
Hyundai Capital America, 1.30%, 1/8/26  (1) 1,510 1,400
Hyundai Capital America, 5.35%, 3/19/29  (1) 500 491
Hyundai Capital America, 5.50%, 3/30/26  (1) 820 815
McDonald's, 1.45%, 9/1/25  935 886
McDonald's, 3.30%, 7/1/25  15 15
Mercedes-Benz Finance North America, 4.80%, 3/30/26  (1) 1,930 1,906
O'Reilly Automotive, 3.60%, 9/1/27  20 19
O'Reilly Automotive, 3.90%, 6/1/29  (3) 2,470 2,304
O'Reilly Automotive, 5.75%, 11/20/26  390 391
PACCAR Financial, 5.20%, 11/9/26  2,895 2,891
Ross Stores, 1.875%, 4/15/31  300 239
Ross Stores, 4.60%, 4/15/25  3,575 3,539
TJX, 1.60%, 5/15/31  1,425 1,127
Toyota Motor Credit, 4.80%, 1/5/26  2,945 2,919
35,261
Consumer Non-Cyclical   4.5%
Abbott Laboratories, 4.75%, 11/30/36  1,535 1,455

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
AbbVie, 3.20%, 5/14/26  225 216
AbbVie, 4.45%, 5/14/46  1,280 1,087
AbbVie, 4.50%, 5/14/35  1,235 1,139
AbbVie, 4.70%, 5/14/45  1,385 1,223
AbbVie, 4.80%, 3/15/29  1,315 1,284
Altria Group, 2.35%, 5/6/25  250 242
Amgen, 2.60%, 8/19/26  1,275 1,198
Amgen, 2.77%, 9/1/53  1,239 720
Amgen, 5.15%, 3/2/28  1,615 1,596
Anheuser-Busch InBev Worldwide, 5.45%, 1/23/39  30 29
Astrazeneca Finance, 4.875%, 3/3/28  2,300 2,274
Banner Health, 1.897%, 1/1/31  850 691
Banner Health, 2.913%, 1/1/51  35 22
BAT Capital, 4.39%, 8/15/37  1,515 1,248
BAT Capital, 5.834%, 2/20/31  845 843
Becton Dickinson & Company, 2.823%, 5/20/30  2,135 1,838
Becton Dickinson & Company, 3.70%, 6/6/27  1,114 1,058
Biogen, 2.25%, 5/1/30  2,885 2,383
Bristol-Myers Squibb, 4.25%, 10/26/49  1,055 844
Bristol-Myers Squibb, 5.10%, 2/22/31  840 824
Cardinal Health, 3.41%, 6/15/27  1,405 1,321
Cardinal Health, 3.75%, 9/15/25  905 882
Centra Health, 4.70%, 1/1/48  25 21
CommonSpirit Health, 2.76%, 10/1/24  865 853
CommonSpirit Health, 2.782%, 10/1/30  980 831
CommonSpirit Health, 3.91%, 10/1/50  40 30
Conopco, 6.625%, 4/15/28  5 5
CVS Health, 1.875%, 2/28/31  1,135 900
CVS Health, 2.70%, 8/21/40  2,425 1,583
CVS Health, 5.125%, 7/20/45  925 804
Hackensack Meridian Health, 4.211%, 7/1/48  1,680 1,392
Hasbro, 3.00%, 11/19/24  1,395 1,373
HCA, 4.125%, 6/15/29  1,695 1,570
Icon Investments Six, 5.849%, 5/8/29  300 300
Indiana University Health Obligated Group, 3.97%, 11/1/48  1,030 820
IQVIA, 6.25%, 2/1/29  735 747
JDE Peet's, 1.375%, 1/15/27  (1) 1,245 1,109
Keurig Dr Pepper, 2.55%, 9/15/26  450 421
Mass General Brigham, Series 2020, 3.192%, 7/1/49  1,905 1,288
McKesson, 5.25%, 2/15/26  3,635 3,621
MedStar Health, Series 20A, 3.626%, 8/15/49  920 667
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%,
7/1/55  600 485

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Merck, 5.00%, 5/17/53  810 743
Mondelez International, 4.75%, 2/20/29  3,800 3,697
Nestle Holdings, 4.85%, 3/14/33  (1) 2,700 2,641
Northwell Healthcare, 3.979%, 11/1/46  1,275 979
Perrigo Finance Unlimited, 4.65%, 6/15/30  1,725 1,574
Revvity, 1.90%, 9/15/28  1,575 1,348
Solventum, 5.40%, 3/1/29  (1) 1,735 1,699
Stanford Health Care, Series 2018, 3.795%, 11/15/48  440 339
Takeda Pharmaceutical, 2.05%, 3/31/30  2,310 1,910
West Virginia United Health System Obligated Group, Series 2018,
4.924%, 6/1/48  1,620 1,384
59,551
Energy   2.0%
Boardwalk Pipelines, 3.40%, 2/15/31  2,130 1,833
Boardwalk Pipelines, 4.45%, 7/15/27  230 222
Boardwalk Pipelines, 4.95%, 12/15/24  380 378
BP Capital Markets America, 3.41%, 2/11/26  1,280 1,236
Cameron LNG, 2.902%, 7/15/31  (1) 520 438
Cameron LNG, 3.701%, 1/15/39  (1) 430 338
Canadian Natural Resources, 2.95%, 7/15/30  1,520 1,304
Diamondback Energy, 5.15%, 1/30/30  550 538
Enbridge, 4.25%, 12/1/26  355 344
Enbridge, 5.50%, 12/1/46  555 512
Enbridge, 5.625%, 4/5/34  795 775
Enbridge, 6.70%, 11/15/53  610 651
Enbridge Energy Partners, 5.50%, 9/15/40  170 158
Energy Transfer, 3.75%, 5/15/30  680 611
Energy Transfer, 5.25%, 4/15/29  1,105 1,088
Enterprise Products Operating, 4.60%, 1/11/27  2,845 2,797
Kinder Morgan, 5.20%, 6/1/33  1,800 1,709
MPLX, 5.65%, 3/1/53  1,600 1,476
Pioneer Natural Resources, 1.125%, 1/15/26  695 645
Pioneer Natural Resources, 5.10%, 3/29/26  635 631
Sabine Pass Liquefaction, 4.20%, 3/15/28  815 775
Sabine Pass Liquefaction, 4.50%, 5/15/30  655 614
Spectra Energy Partners, 3.375%, 10/15/26  460 438
TotalEnergies Capital International, 2.434%, 1/10/25  40 39
TransCanada PipeLines, 6.203%, 3/9/26  3,340 3,331
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  790 660
Williams, 4.85%, 3/1/48  190 161
Williams, 4.90%, 3/15/29  1,415 1,378
Woodside Finance, 3.70%, 9/15/26  (1) 330 314
Woodside Finance, 3.70%, 3/15/28  (1) 435 403

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Woodside Finance, 4.50%, 3/4/29  (1) 1,435 1,362
27,159
Industrial Other   0.2%
Georgetown University, Series B, 4.315%, 4/1/49  1,475 1,250
Northwestern University, Series 2020, 2.64%, 12/1/50  1,280 803
President & Fellows of Harvard College, 3.619%, 10/1/37  385 326
2,379
Technology   1.6%
Apple, 3.20%, 5/13/25  45 44
Apple, 4.85%, 5/10/53  (3) 2,100 1,948
Fiserv, 3.20%, 7/1/26  10 9
Fiserv, 5.45%, 3/15/34  2,125 2,079
Keysight Technologies, 4.55%, 10/30/24  1,427 1,421
Microchip Technology, 5.05%, 3/15/29  850 835
Micron Technology, 4.185%, 2/15/27  805 777
Moody's, 2.00%, 8/19/31  (3) 1,660 1,319
Motorola Solutions, 5.00%, 4/15/29  835 815
NXP, 3.15%, 5/1/27  395 369
RELX Capital, 3.00%, 5/22/30  1,120 985
Roper Technologies, 2.00%, 6/30/30  575 469
Roper Technologies, 2.95%, 9/15/29  685 603
Roper Technologies, 3.80%, 12/15/26  660 634
ServiceNow, 1.40%, 9/1/30  3,710 2,929
Texas Instruments, 1.375%, 3/12/25  655 633
Thomson Reuters, 3.35%, 5/15/26  225 215
VMware, 1.40%, 8/15/26  3,475 3,156
Western Union, 2.85%, 1/10/25  5 5
Western Union, 6.20%, 11/17/36  2,684 2,670
21,915
Transportation   0.7%
American Airlines PTT, Series 2019-1, Class AA, 3.15%, 2/15/32  27 24
Burlington Northern Santa Fe, 6.15%, 5/1/37  100 106
Canadian National Railway, 5.85%, 11/1/33  920 952
Canadian National Railway, 6.25%, 8/1/34  95 101
Canadian Pacific Railway, 1.75%, 12/2/26  845 770
Canadian Pacific Railway, 2.875%, 11/15/29  1,140 1,004
Canadian Pacific Railway, 3.50%, 5/1/50  1,155 804
Canadian Pacific Railway, 4.70%, 5/1/48  720 604
ERAC USA Finance, 3.85%, 11/15/24  (1) 15 15
ERAC USA Finance, 4.50%, 2/15/45  (1) 260 217
ERAC USA Finance, 4.90%, 5/1/33  (1) 1,595 1,512
Transurban Finance, 2.45%, 3/16/31  (1) 1,820 1,484
Transurban Finance, 3.375%, 3/22/27  (1) 235 220

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Transurban Finance, 4.125%, 2/2/26  (1) 185 180
United Airlines PTT, Series 2016-2, Class A, 3.10%, 10/7/28  610 539
United Airlines PTT, Series 2018-1, Class A, 3.70%, 3/1/30  (3) 907 798
9,330
Total Industrial 201,899
UTILITY   2.7%
Electric   2.3%
Ameren, 5.70%, 12/1/26  1,820 1,824
American Electric Power, 5.20%, 1/15/29  2,595 2,550
Berkshire Hathaway Energy, 6.125%, 4/1/36  170 175
CenterPoint Energy Houston Electric, Series K2, 6.95%, 3/15/33  100 111
CMS Energy, 4.875%, 3/1/44  635 561
DTE Energy, 5.10%, 3/1/29  2,645 2,578
DTE Energy, 5.85%, 6/1/34  390 387
Duke Energy, 2.65%, 9/1/26  355 333
Duke Energy, 3.75%, 9/1/46  280 200
Duke Energy, 4.85%, 1/5/27  2,015 1,984
Duke Energy Florida, 6.35%, 9/15/37  170 177
Duke Energy Progress, 5.35%, 3/15/53  600 555
Duke Energy Progress, 6.30%, 4/1/38  100 104
Exelon, 3.40%, 4/15/26  1,815 1,746
Exelon, 5.15%, 3/15/29  305 300
FirstEnergy Pennsylvania Electric, 4.30%, 1/15/29  (1) 2,320 2,198
Georgia Power, 4.95%, 5/17/33  895 856
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28  (1) 1,765 1,670
Mississippi Power, 3.95%, 3/30/28  905 857
Nevada Power, Series N, 6.65%, 4/1/36  400 421
NextEra Energy Capital Holdings, 5.749%, 9/1/25  1,355 1,356
Pacific Gas & Electric, 2.10%, 8/1/27  1,985 1,768
PECO Energy, 5.95%, 10/1/36  150 154
Public Service Electric & Gas, 5.70%, 12/1/36  180 179
San Diego Gas & Electric, Series FFF, 6.125%, 9/15/37  170 166
San Diego Gas & Electric, Series TTT, 4.10%, 6/15/49  1,790 1,386
Southern, 4.40%, 7/1/46  1,935 1,567
Southern, 5.70%, 3/15/34  725 722
Southern California Edison, 5.15%, 6/1/29  2,905 2,858
Tampa Electric, 6.15%, 5/15/37  700 702
30,445
Natural Gas   0.4%
APA Infrastructure, 4.25%, 7/15/27  (1) 385 371
Engie, 5.625%, 4/10/34  (1) 660 647
NiSource, 1.70%, 2/15/31  1,280 1,000

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
NiSource, 3.49%, 5/15/27  710 669
NiSource, 3.95%, 3/30/48  1,000 732
NiSource, 5.35%, 4/1/34  1,850 1,774
Southern California Gas, Series KK, 5.75%, 11/15/35  140 137
5,330
Total Utility 35,775
Total Corporate Bonds
(Cost $424,562) 387,847
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  1.2%
Local Authorities  0.7%
Province of Alberta, 3.30%, 3/15/28  1,605 1,507
Province of Alberta Canada, 4.50%, 1/24/34  1,405 1,343
Province of British Columbia, 4.20%, 7/6/33  (3) 2,644 2,479
Province of Manitoba Canada, 4.30%, 7/27/33  2,045 1,930
Province of New Brunswick, 3.625%, 2/24/28  2,545 2,412
Province of Quebec, Series PD, 7.50%, 9/15/29  104 116
Province of Quebec, Series QO, 2.875%, 10/16/24  35 35
9,822
Owned No Guarantee  0.1%
Autoridad del Canal de Panama, 4.95%, 7/29/35  (1) 295 266
Corp Nacional del Cobre de Chile, 3.75%, 1/15/31  (1) 570 499
765
Sovereign  0.4%
Government of Qatar, 3.75%, 4/16/30  (1)(3) 730 682
Republic of Poland, 3.25%, 4/6/26  890 859
United Mexican States, 2.659%, 5/24/31  5,154 4,192
5,733
Total Foreign Government Obligations & Municipalities
(Cost $17,909) 16,320
MUNICIPAL SECURITIES  2.9%
California   0.4%
Bay Area Toll Auth., Build America, Series S-1, 6.918%, 4/1/40  710 777
Bay Area Toll Auth., Toll Bridge Revenue Bonds, Series S-10,
3.176%, 4/1/41  1,275 976
California, Build America, GO, 7.625%, 3/1/40  1,350 1,580
Inland Valley Dev. Agency, Tax Allocation, Series B, 5.50%,
3/1/33  (4) 250 250
Los Angeles Airport, Build America, Series C, 7.053%, 5/15/40  700 792

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Regents of the Univ. of California Medical Center Ed Revenue
Bonds, Series N, 3.256%, 5/15/60  700 451
San Diego County Water Auth., Build America, Series B, 6.138%,
5/1/49  275 283
San Jose Redev. Agency, Senior Tax Allocation, Series A-T, 3.375%,
8/1/34  610 535
5,644
Florida   0.1%
Florida Dev. Finance, Nova Southeastern Univ., Series B, 4.109%,
4/1/50  1,425 1,095
1,095
Georgia   0.3%
Fulton County, Build America, Series 2010-B, GO, 5.148%, 7/1/39  2,660 2,553
Municipal Electric Auth. of Georgia, Build America, Vogtle Units,
6.655%, 4/1/57  1,715 1,853
4,406
Illinois   0.2%
Chicago O'Hare Int'l Airport, Build America, Series B, 6.395%, 1/1/40  1,350 1,420
Chicago O'Hare Int'l Airport, Senior Lien, Series D, 2.346%, 1/1/30  625 534
Illinois Toll Highway Auth., Build America, Series A, 6.184%, 1/1/34  315 325
Metropolitan Water Reclamation Dist. of Greater Chicago, Build
America, GO, 5.72%, 12/1/38  480 479
2,758
Maryland   0.1%
Maryland Economic Development, Seagirt Marine Terminal,
Series B, 4.75%, 6/1/42  2,045 1,705
1,705
Michigan   0.1%
Detroit City School Dist., Qualified School Construction Bonds, GO,
6.645%, 5/1/29  1,255 1,312
1,312
Minnesota   0.1%
Western Minnesota Municipal Power Agency, Series A, 3.156%,
1/1/39  2,350 1,884
1,884
New Jersey   0.1%
New Jersey Turnpike Auth., Build America, Series F, 7.414%, 1/1/40  1,000 1,145
1,145
New York   0.3%
Dormitory Auth. of the State of New York, New York Univ., Series B,
3.879%, 7/1/46  950 748
Dormitory Auth. of the State of New York, New York Univ., Series B,
4.85%, 7/1/48  800 722
Metropolitan Transportation Auth., Build America, 6.548%, 11/15/31  1,320 1,365
Metropolitan Transportation Auth., Build America, 7.336%, 11/15/39  145 167

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Transportation Auth., Build America, Series A-1,
5.871%, 11/15/39  525 518
New York City Transitional Fin. Auth. Future Tax Secured Revenue,
Build America, 5.508%, 8/1/37  35 34
Port Auth. of New York & New Jersey, Series 182, 5.31%, 8/1/46  40 38
3,592
Ohio   0.2%
American Municipal Power, Build America, Series B, 6.449%,
2/15/44  2,005 2,101
2,101
Oregon   0.1%
Oregon DOT, Senior Lien, Series B, 1.76%, 11/15/32  2,400 1,854
1,854
Pennsylvania   0.0%
Philadelphia Auth. for IDA, 3.964%, 4/15/26  345 337
337
Texas   0.4%
Central Texas Turnpike System, Series C, 3.029%, 8/15/41  40 29
Dallas/Fort Worth Int'l Airport, Series A, 2.994%, 11/1/38  15 12
Dallas/Fort Worth Int'l Airport, Series C, 3.089%, 11/1/40  3,945 3,023
Grand Parkway Transportation, Series B, 3.236%, 10/1/52  15 10
Texas Natural Gas Securitization Fin., Series 2023-1, Class A2,
5.169%, 4/1/41  705 687
Texas Private Activity Bond Surface Transportation, North Tarrant
Express, Series B, 3.922%, 12/31/49  2,400 1,888
5,649
Utah   0.1%
Utah Transit Auth., Build America, Series B, 5.937%, 6/15/39  15 15
Utah Transit Auth., Senior Lien, Series B, 3.443%, 12/15/42  1,755 1,313
1,328
Virginia   0.1%
Virginia Public Building Auth., Build America, Series B-2, 5.90%,
8/1/30  540 546
546
Wisconsin   0.3%
Public Finance Auth., Bayhealth Medical Center, Series B, 3.405%,
7/1/51  2,520 1,705
Wisconsin General Fund Annual Appropriation, Series A, 3.954%,
5/1/36  1,700 1,527
3,232
Total Municipal Securities
(Cost $45,680) 38,588

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  6.8%
Collateralized Mortgage Obligations  2.3%
Angel Oak Mortgage Trust
Series 2020-6, Class A2, CMO, ARM
1.518%, 5/25/65  (1) 308 271
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.909%, 1/25/66  (1) 1,085 902
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.985%, 4/25/66  (1) 949 773
Angel Oak Mortgage Trust
Series 2023-3, Class A1, CMO, STEP
4.80%, 9/26/67  (1) 2,935 2,822
Barclays Mortgage Loan Trust
Series 2021-NQM1, Class A3, CMO, ARM
2.189%, 9/25/51  (1) 942 811
Chase Home Lending Mortgage Trust
Series 2023-RPL1, Class A1, CMO, ARM
3.50%, 6/25/62  (1) 2,844 2,501
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50  (1) 1,129 925
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65  (1) 268 253
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
SOFR30A + 1.314%, 6.645%, 1/25/30  7 7
Connecticut Avenue Securities
Series 2017-C06, Class 2ED1, CMO, ARM
SOFR30A + 1.114%, 6.445%, 2/25/30  1 2
Connecticut Avenue Securities Trust
Series 2023-R04, Class 1M1, CMO, ARM
SOFR30A + 2.30%, 7.63%, 5/25/43  (1) 2,243 2,298
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM
3.046%, 11/25/59  (1) 137 128
FWD Securitization Trust
Series 2020-INV1, Class A3, CMO, ARM
2.44%, 1/25/50  (1) 304 277
Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM
3.50%, 11/25/57  (1) 45 39

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, CMO, ARM
2.924%, 10/25/50  (1) 1,055 853
JPMorgan Mortgage Trust
Series 2023-DSC2, Class A1, CMO, ARM
5.25%, 11/25/63  (1) 614 591
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM
3.75%, 3/25/57  (1) 700 647
Morgan Stanley Residential Mortgage Loan Trust
Series 2023-NQM1, Class A2, CMO, STEP
7.53%, 9/25/68  (1) 411 417
OBX Trust
Series 2019-EXP3, Class 1A9, CMO, ARM
3.50%, 10/25/59  (1) 133 116
OBX Trust
Series 2019-EXP3, Class 2A2, CMO, ARM
1M TSFR + 1.214%, 6.531%, 10/25/59  (1) 51 50
OBX Trust
Series 2023-NQM9, Class A2, CMO, STEP
7.513%, 10/25/63  (1) 110 111
Provident Funding Mortgage Trust
Series 2019-1, Class B1, CMO, ARM
3.188%, 12/25/49  (1) 2,138 1,720
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48  (1) 107 97
SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM
2.703%, 9/25/59  (1) 13 13
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM
2.916%, 9/27/49  (1) 508 488
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A1, CMO, ARM
1.027%, 11/25/55  (1) 347 318
Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M1, CMO, ARM
SOFR30A + 0.85%, 6.18%, 11/25/41  (1) 1,214 1,214
Structured Agency Credit Risk Debt Notes
Series 2024-HQA1, Class A1, CMO, ARM
SOFR30A + 1.25%, 6.58%, 3/25/44  (1) 2,490 2,490
Towd Point Mortgage Trust
Series 2024-1, Class A1, CMO, ARM
4.212%, 3/25/64  (1) 2,550 2,518

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2019-4, Class A1, CMO, STEP
3.642%, 11/25/59  (1) 200 193
Verus Securitization Trust
Series 2019-INV3, Class A1, CMO, ARM
3.692%, 11/25/59  (1) 378 365
Verus Securitization Trust
Series 2020-1, Class A3, CMO, STEP
3.724%, 1/25/60  (1) 1,238 1,180
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM
0.815%, 1/25/66  (1) 505 437
Verus Securitization Trust
Series 2021-7, Class A1, CMO, ARM
1.829%, 10/25/66  (1) 1,466 1,253
Verus Securitization Trust
Series 2023-INV1, Class A1, CMO, STEP
5.999%, 2/25/68  (1) 1,562 1,550
Verus Securitization Trust
Series 2024-INV1, Class A2, CMO, STEP
6.318%, 3/25/69  (1) 1,568 1,558
30,188
Commercial Mortgage-Backed Securities  4.4%
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM
1M TSFR + 2.274%, 7.595%, 11/15/34  (1) 545 71
Benchmark Mortgage Trust
Series 2023-V3, Class A3, ARM
6.363%, 7/15/56  2,305 2,350
BFLD
Series 2019-DPLO, Class C, ARM
1M TSFR + 1.654%, 6.975%, 10/15/34  (1) 1,890 1,886
BMO Mortgage Trust
Series 2024-5C4, Class A3
6.526%, 5/15/57  755 778
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class 65A, ARM
4.411%, 5/15/52  (1) 760 487
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class C, ARM
4.352%, 5/15/52  565 456
CD Mortgage Trust
Series 2016-CD2, Class A4, ARM
3.526%, 11/10/49  910 841
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, ARM
3.635%, 5/10/35  (1) 960 908

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class AS
4.026%, 5/10/47  800 791
Citigroup Commercial Mortgage Trust
Series 2015-GC33, Class A4
3.778%, 9/10/58  440 424
Cold Storage Trust
Series 2020-ICE5, Class B, ARM
1M TSFR + 1.414%, 6.733%, 11/15/37  (1) 1,298 1,295
Commercial Mortgage Trust
Series 2014-UBS5, Class A4
3.838%, 9/10/47  2,720 2,699
Commercial Mortgage Trust
Series 2015-CR23, Class A3
3.23%, 5/10/48  870 853
Commercial Mortgage Trust
Series 2015-LC21, Class A4
3.708%, 7/10/48  1,800 1,754
Commercial Mortgage Trust
Series 2017-PANW, Class A
3.244%, 10/10/29  (1) 1,195 1,100
Federal Home Loan Mortgage Multifamily Structured PTC
Series K057, Class A1
2.206%, 6/25/25  243 238
Federal Home Loan Mortgage Multifamily Structured PTC
Series K068, Class A1
2.952%, 2/25/27  343 332
Federal Home Loan Mortgage Multifamily Structured PTC
Series K137, Class A2, ARM
2.347%, 11/25/31  10,520 8,688
Federal Home Loan Mortgage Multifamily Structured PTC
Series K-150, Class A2, ARM
3.71%, 9/25/32  4,545 4,102
Federal Home Loan Mortgage Multifamily Structured PTC
Series K-156, Class A2, ARM
4.43%, 2/25/33  3,725 3,537
Federal Home Loan Mortgage Multifamily Structured PTC
Series K753, Class A2
4.40%, 10/25/30  6,065 5,810
Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M TSFR + 1.348%, 6.669%, 12/15/36  (1) 915 914
Great Wolf Trust
Series 2019-WOLF, Class C, ARM
1M TSFR + 1.947%, 7.268%, 12/15/36  (1) 8 8

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
GS Mortgage Securities Trust
Series 2018-GS9, Class A4, ARM
3.992%, 3/10/51  740 677
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class A, ARM
1M TSFR + 1.734%, 7.055%, 10/15/33  (1) 1,625 1,568
MHC Commercial Mortgage Trust
Series 2021-MHC, Class B, ARM
1M TSFR + 1.215%, 6.536%, 4/15/38  (1) 3,335 3,315
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17, Class B, ARM
4.464%, 8/15/47  40 39
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM
4.036%, 5/15/48  700 653
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class AS
4.068%, 12/15/47  1,390 1,314
Morgan Stanley Capital I Trust
Series 2014-150E, Class A
3.912%, 9/9/32  (1) 2,780 2,423
Morgan Stanley Capital I Trust
Series 2018-H4, Class A4
4.31%, 12/15/51  3,045 2,877
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A, ARM
1M TSFR + 1.392%, 6.692%, 5/15/39  (1) 1,260 1,259
SFO Commercial Mortgage Trust
Series 2021-555, Class B, ARM
1M TSFR + 1.614%, 6.935%, 5/15/38  (1) 1,695 1,601
Wells Fargo Commercial Mortgage Trust
Series 2020-C55, Class A5
2.725%, 2/15/53  2,455 2,101
WFRBS Commercial Mortgage Trust
Series 2014-C23, Class A5
3.917%, 10/15/57  1,360 1,340
59,489
Residential Mortgage  0.1%
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM
3.00%, 1/25/58  (1) 60 58

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Towd Point Mortgage Trust
Series 2019-HY3, Class M1, CMO, ARM
1M TSFR + 1.614%, 6.931%, 10/25/59  (1) 510 516
574
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $96,964) 90,251
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  25.6%
U.S. Government Agency Obligations  19.9%
Federal Home Loan Mortgage
2.50%, 4/1/30 - 6/1/30  444 415
3.00%, 12/1/42 - 4/1/47  2,716 2,314
3.50%, 3/1/42 - 3/1/46  2,084 1,865
4.00%, 9/1/40 - 8/1/45  742 682
4.50%, 8/1/39 - 10/1/41  378 359
5.00%, 7/1/25 - 8/1/40  291 283
5.50%, 1/1/35 - 12/1/39  80 79
6.00%, 10/1/32 - 8/1/38  68 69
6.50%, 12/1/28 - 1/1/36  34 35
7.00%, 11/1/30 - 6/1/32  3 3
8.00%, 9/1/24  — —
Federal Home Loan Mortgage, ARM
RFUCCT1Y + 1.625%, 5.332%, 4/1/37  18 18
RFUCCT1Y + 1.726%, 5.965%, 7/1/35  7 7
RFUCCT1Y + 1.75%, 6.125%, 2/1/35  5 5
RFUCCT1Y + 1.917%, 6.292%, 2/1/37  5 5
RFUCCT1Y + 1.93%, 6.187%, 12/1/36  15 15
RFUCCT1Y + 2.031%, 6.276%, 11/1/36  11 11
Federal Home Loan Mortgage, UMBS
2.00%, 8/1/36 - 5/1/52  28,683 21,962
2.50%, 3/1/42 - 5/1/52  27,712 22,127
3.00%, 3/1/35 - 9/1/52  10,839 9,178
3.50%, 5/1/31 - 1/1/52  3,388 3,021
4.00%, 6/1/37 - 2/1/50  2,871 2,605
4.50%, 9/1/37 - 11/1/52  3,017 2,785
5.00%, 12/1/41 - 5/1/53  2,836 2,708
5.50%, 8/1/53 - 2/1/54  3,182 3,097
6.50%, 1/1/54  241 243
Federal National Mortgage Assn.
3.50%, 6/1/43  6 5
4.00%, 11/1/40  356 332
4.50%, 7/1/40  4 3

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.553%, 5.803%, 7/1/35  5 5
RFUCCT1Y + 1.598%, 5.685%, 7/1/36  8 8
RFUCCT1Y + 1.655%, 5.905%, 8/1/37  2 2
RFUCCT1Y + 1.855%, 6.105%, 1/1/37  1 1
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  7,895 6,512
2.00%, 8/1/28 - 5/1/52  66,654 52,201
2.50%, 5/1/30 - 1/1/54  35,884 29,210
3.00%, 10/1/32 - 3/1/52  24,910 21,397
3.50%, 11/1/25 - 1/1/52  18,516 16,395
4.00%, 6/1/37 - 9/1/52  14,829 13,482
4.50%, 9/1/35 - 7/1/53  12,065 11,284
5.00%, 11/1/33 - 7/1/53  3,767 3,611
5.50%, 12/1/34 - 2/1/54  11,055 10,806
6.00%, 2/1/33 - 1/1/54  11,454 11,428
6.50%, 1/1/32 - 1/1/54  2,601 2,631
7.00%, 2/1/30 - 11/1/36  9 10
7.50%, 12/1/30  — —
UMBS, TBA  (5)
2.50%, 5/1/54  1,675 1,325
3.50%, 5/1/54  3,220 2,775
5.00%, 5/1/54  7,715 7,310
6.00%, 5/1/54  845 837
6.50%, 5/1/54  1,360 1,370
266,831
U.S. Government Obligations  5.7%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  808 676
2.00%, 1/20/51 - 5/20/52  18,203 14,340
2.50%, 8/20/50 - 1/20/52  19,468 15,977
3.00%, 9/15/42 - 6/20/52  14,562 12,451
3.50%, 9/15/41 - 1/20/49  8,848 7,916
4.00%, 2/15/41 - 10/20/52  7,693 7,026
4.50%, 9/15/34 - 4/20/53  5,864 5,514
5.00%, 1/20/33 - 6/20/49  3,194 3,110
5.50%, 10/20/32 - 3/20/49  1,119 1,120
6.00%, 8/15/33 - 4/15/36  13 13
6.50%, 10/15/25 - 8/15/29  2 2
7.50%, 8/15/25 - 3/15/32  28 28
8.50%, 7/20/26  — —
9.00%, 11/15/24  — —

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  77 68
3.50%, 10/20/50  1,015 805
Government National Mortgage Assn., TBA  (5)
2.50%, 5/20/54  1,885 1,545
5.50%, 5/20/54  2,105 2,064
6.00%, 6/20/54  2,165 2,160
6.50%, 6/20/54  1,815 1,833
76,648
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $382,754) 343,479
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  29.2%
U.S. Government Agency Obligations  0.1%
Federal National Mortgage Assn., 6.25%, 5/15/29  (3) 342 365
Federal National Mortgage Assn., 6.625%, 11/15/30  500 550
915
U.S. Treasury Obligations  29.1%
U.S. Treasury Bonds, 1.75%, 8/15/41  6,900 4,378
U.S. Treasury Bonds, 1.875%, 2/15/51  2,740 1,530
U.S. Treasury Bonds, 2.00%, 2/15/50  32,320 18,806
U.S. Treasury Bonds, 2.00%, 8/15/51  5,550 3,186
U.S. Treasury Bonds, 2.25%, 8/15/49  50 31
U.S. Treasury Bonds, 2.25%, 2/15/52  7,275 4,437
U.S. Treasury Bonds, 2.375%, 5/15/51  1,420 896
U.S. Treasury Bonds, 2.50%, 2/15/45  3,570 2,449
U.S. Treasury Bonds, 2.50%, 5/15/46  4,840 3,271
U.S. Treasury Bonds, 2.75%, 8/15/47  1,710 1,198
U.S. Treasury Bonds, 3.00%, 11/15/44  4,815 3,623
U.S. Treasury Bonds, 3.00%, 5/15/45  4,175 3,126
U.S. Treasury Bonds, 3.00%, 11/15/45  6,845 5,106
U.S. Treasury Bonds, 3.00%, 2/15/47  3,450 2,546
U.S. Treasury Bonds, 3.00%, 5/15/47  3,150 2,320
U.S. Treasury Bonds, 3.00%, 2/15/48  15,835 11,604
U.S. Treasury Bonds, 3.00%, 8/15/48  60 44
U.S. Treasury Bonds, 3.00%, 8/15/52  4,200 3,033
U.S. Treasury Bonds, 3.125%, 11/15/41  (6) 8,085 6,411
U.S. Treasury Bonds, 3.375%, 8/15/42  7,050 5,751
U.S. Treasury Bonds, 3.625%, 5/15/53  7,045 5,758
U.S. Treasury Bonds, 3.875%, 8/15/40  2,005 1,791
U.S. Treasury Bonds, 3.875%, 5/15/43  8,045 7,017
U.S. Treasury Bonds, 4.00%, 11/15/52  2,540 2,226

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Bonds, 4.25%, 2/15/54  3,345 3,063
U.S. Treasury Bonds, 4.375%, 5/15/41  20 19
U.S. Treasury Bonds, 4.75%, 2/15/41  35 35
U.S. Treasury Bonds, 4.75%, 11/15/43  4,750 4,659
U.S. Treasury Bonds, 4.75%, 11/15/53  10,870 10,812
U.S. Treasury Notes, 0.375%, 4/30/25  3,760 3,583
U.S. Treasury Notes, 0.50%, 8/31/27  50 43
U.S. Treasury Notes, 0.75%, 3/31/26  6,180 5,700
U.S. Treasury Notes, 0.75%, 8/31/26  5,800 5,264
U.S. Treasury Notes, 0.875%, 6/30/26  20,600 18,871
U.S. Treasury Notes, 1.50%, 11/30/24  6,600 6,455
U.S. Treasury Notes, 1.875%, 2/28/27  17,260 15,893
U.S. Treasury Notes, 2.25%, 8/15/27  9,805 9,036
U.S. Treasury Notes, 2.75%, 7/31/27  17,245 16,162
U.S. Treasury Notes, 2.75%, 8/15/32  14,000 12,141
U.S. Treasury Notes, 3.375%, 5/15/33  5,275 4,767
U.S. Treasury Notes, 3.625%, 5/31/28  14,000 13,403
U.S. Treasury Notes, 3.75%, 12/31/28  14,550 13,952
U.S. Treasury Notes, 4.00%, 2/29/28  10,285 9,996
U.S. Treasury Notes, 4.00%, 2/15/34  13,910 13,173
U.S. Treasury Notes, 4.125%, 9/30/27  8,110 7,930
U.S. Treasury Notes, 4.125%, 10/31/27  31,360 30,645
U.S. Treasury Notes, 4.25%, 2/28/29  18,510 18,134
U.S. Treasury Notes, 4.375%, 11/30/28  7,585 7,471
U.S. Treasury Notes, 4.50%, 11/15/33  12,350 12,172
U.S. Treasury Notes, 4.625%, 2/28/25  13,000 12,929
U.S. Treasury Notes, 4.625%, 6/30/25  9,000 8,938
U.S. Treasury Notes, 4.625%, 2/28/26  25,000 24,805
390,589
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $439,669) 391,504
SHORT-TERM INVESTMENTS   2.8%
Money Market Funds  2.8%
T. Rowe Price Government Reserve Fund, 5.37%  (7)(8) 38,038 38,038
Total Short-Term Investments
(Cost $38,038) 38,038

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
SECURITIES LENDING COLLATERAL  0.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK  0.0%
Money Market Funds  0.0%
T. Rowe Price Government Reserve Fund, 5.37%  (7)(8) 288 288
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 288
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY  0.6%
Money Market Funds  0.6%
T. Rowe Price Government Reserve Fund, 5.37%  (7)(8) 8,143 8,143
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 8,143
Total Securities Lending Collateral
(Cost $8,431) 8,431
Total Investments in Securities
101.0% of Net Assets
(Cost $1,495,314) $ 1,354,379
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $140,966 and represents 10.5% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3) See Note 4 . All or a portion of this security is on loan at April 30, 2024.
(4) Insured by Assured Guaranty Municipal Corporation
(5) See Note 4 . To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $21,219 and represents 1.6% of net assets.
(6) At April 30, 2024, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(7) Seven-day yield
(8) Affiliated Companies

T. ROWE PRICE QM U.S. Bond Index Fund

.
.
.
.
.
.
.
.
.
.
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DOT Department of Transportation
FRN Floating Rate Note
GO General Obligation
IDA Industrial Development Authority/Agency
PTT Pass-Through Trust
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE QM U.S. Bond Index Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S41, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/28 43,000 983 913 70
Total Centrally Cleared Credit Default Swaps,
Protection Sold 70
Total Centrally Cleared Swaps 70
Net payments (receipts) of variation margin to date (100)
Variation margin receivable (payable) on centrally cleared swaps $ (30)

T. ROWE PRICE QM U.S. Bond Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 659 U.S. Treasury Notes five year contracts 6/24 69,025 $ (1,412)
Long, 42 U.S. Treasury Notes ten year contracts 6/24 4,513 (125)
Long, 58 U.S. Treasury Notes two year contracts 6/24 11,754 (119)
Net payments (receipts) of variation margin to date 1,386
Variation margin receivable (payable) on open futures contracts $ (270)

T. ROWE PRICE QM U.S. Bond Index Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the six months ended April 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.37% $ — $ — $ 982++
Totals $ —# $ — $ 982+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
04/30/24
T. Rowe Price Government
Reserve Fund, 5.37% $ 45,362  ¤   ¤ $ 46,469
Total $ 46,469^
# Capita l gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $982 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $46,469.

T. ROWE PRICE QM U.S. Bond Index Fund
April 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $1,495,314) $ 1,354,379
Receivable for shares sold 22,996
Interest receivable 10,077
Receivable for investment securities sold 9,280
Cash 6
Other assets 49
Total assets 1,396,787
Liabilities
Payable for investment securities purchased 45,602
Obligation to return securities lending collateral 8,431
Payable for shares redeemed 1,234
Variation margin payable on futures contracts 270
Due to affiliates 155
Investment management fees payable 76
Variation margin payable on centrally cleared swaps 30
Other liabilities 361
Total liabilities 56,159
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 1,340,628

T. ROWE PRICE QM U.S. Bond Index Fund
April 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (229,468)
Paid-in capital applicable to 144,067,505 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 1,570,096
NET ASSETS $ 1,340,628
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $584,549; Shares outstanding: 62,834,599) $ 9.30
I Class
(Net assets: $620,642; Shares outstanding: 66,672,583) $ 9.31
Z Class
(Net assets: $135,437; Shares outstanding: 14,560,323) $ 9.30

T. ROWE PRICE QM U.S. Bond Index Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
4/30/24
Investment Income (Loss)
Income
    Interest $ 25,085
Dividend 982
Securities lending 38
Total income 26,105
Expenses
Investment management 444
Shareholder servicing
Investor Class $ 526
I Class 89 615
Prospectus and shareholder reports
Investor Class 19
I Class 3 22
Custody and accounting 118
Registration 28
Legal and audit 19
Directors 2
Miscellaneous 7
Waived / paid by Price Associates (169)
Total expenses 1,086
Net investment income 25,019

T. ROWE PRICE QM U.S. Bond Index Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (6,195)
Futures (18)
Swaps 7
Net realized loss (6,206)
Change in net unrealized gain / loss
Securities 38,363
Futures (74)
Swaps 70
Change in net unrealized gain / loss 38,359
Net realized and unrealized gain / loss 32,153
INCREASE IN NET ASSETS FROM OPERATIONS $ 57,172

T. ROWE PRICE QM U.S. Bond Index Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
4/30/24
Year
Ended
10/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 25,019 $ 43,301
Net realized loss (6,206) (26,656)
Change in net unrealized gain / loss 38,359 (16,297)
Increase in net assets from operations 57,172 348
Distributions to shareholders
Net earnings
Investor Class (11,465) (22,099)
I Class (11,395) (19,244)
Z Class (2,164) (1,893)
Decrease in net assets from distributions (25,024) (43,236)
Capital share transactions
*
Shares sold
Investor Class 93,519 287,906
I Class 133,608 91,406
Z Class 59,098 63,377
Distributions reinvested
Investor Class 11,057 21,207
I Class 10,320 17,546
Z Class 2,164 1,893
Shares redeemed
Investor Class (110,891) (265,023)
I Class (52,006) (86,438)
Z Class (6,148) (6,988)
Increase in net assets from capital share
transactions 140,721 124,886

T. ROWE PRICE QM U.S. Bond Index Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/24
Year
Ended
10/31/23
Net Assets
Increase during period 172,869 81,998
Beginning of period 1,167,759 1,085,761
End of period $ 1,340,628 $ 1,167,759
*
Share information (000s)
Shares sold
Investor Class 9,837 30,366
I Class 14,064 9,573
Z Class 6,198 6,644
Distributions reinvested
Investor Class 1,161 2,222
I Class 1,083 1,837
Z Class 227 200
Shares redeemed
Investor Class (11,702) (28,137)
I Class (5,460) (9,043)
Z Class (648) (732)
Increase in shares outstanding 14,760 12,930

T. ROWE PRICE QM U.S. Bond Index Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price QM U.S. Bond Index Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide a total return that matches or incrementally exceeds the performance of the U.S. investment-
grade bond market. The fund has three classes of shares: the QM U.S. Bond
Index Fund (Investor Class), the QM U.S. Bond Index Fund–I Class (I Class)
and the QM U.S. Bond Index Fund–Z Class (Z Class). I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe
Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and

T. ROWE PRICE QM U.S. Bond Index Fund

capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.
New Accounting Guidance  The FASB issued Accounting Standards Update
(ASU), ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of
the Effects of Reference Rate Reform on Financial Reporting in March 2020
and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank
Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-
06 which defers the sunset date of Topic 848 from December 31, 2022 to
December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial statements.

T. ROWE PRICE QM U.S. Bond Index Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE QM U.S. Bond Index Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the  over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree

T. ROWE PRICE QM U.S. Bond Index Fund

of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on April 30,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended April 30, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,307,910 $ — $ 1,307,910
Short-Term Investments 38,038 — — 38,038
Securities Lending Collateral 8,431 — — 8,431
Total Securities 46,469 1,307,910 — 1,354,379
Swaps* — 70 — 70
Total $ 46,469 $ 1,307,980 $ — $ 1,354,449
Liabilities
Futures Contracts* $ 1,656 $ — $ — $ 1,656
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities,
U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE QM U.S. Bond Index Fund

invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of April 30, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Credit derivatives Centrally Cleared Swaps $ 70
*
Total $ 70
*
Liabilities
Interest rate derivatives Futures $ 1,656
Total $ 1,656
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE QM U.S. Bond Index Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended April 30, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is
($000s)
Location of Gain (Loss) on Statement of Operations
Futures Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ (18) $ — $ (18)
Credit derivatives — 7 7
Total $ (18) $ 7 $ (11)
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ (74) $ — $ (74)
Credit derivatives — 70 70
Total $ (74) $ 70 $ (4)

T. ROWE PRICE QM U.S. Bond Index Fund

subject to the liquidity of underlying positions. As of April 30, 2024, securities valued at $2,239,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended April 30, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 6% and 11% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected

T. ROWE PRICE QM U.S. Bond Index Fund

in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of April 30, 2024, the notional amount of protection sold by the fund totaled $43,000,000 (3.2% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying

T. ROWE PRICE QM U.S. Bond Index Fund

issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended April 30, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 0% and
4% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions

T. ROWE PRICE QM U.S. Bond Index Fund

that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage
Obligations  The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities
Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA
Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated
MSFTA Transactions and collateral received, if any, from such counterparty. As of April 30, 2024, securities valued at $290,000 had been posted by the fund to counterparties for MSFTA Transactions. No collateral was pledged by counterparties to the fund for MSFTA Transactions as of April 30, 2024.
Dollar Rolls   The fund enters into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns.
While the fund may enter into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, it may also close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best

T. ROWE PRICE QM U.S. Bond Index Fund

interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
April 30, 2024, the value of loaned securities was $8,205,000; the value of cash collateral and related investments was $8,431,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $106,585,000 and $59,601,000, respectively, for the six months ended April 30, 2024. Purchases and sales of U.S. government securities aggregated $491,732,000 and $417,264,000, respectively, for the six months ended April 30, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance

T. ROWE PRICE QM U.S. Bond Index Fund

with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of October 31, 2023, the fund had
$78,592,000 of available capital loss carryforwards.
At April 30, 2024, the cost of investments (including derivatives, if any)
for federal income tax purposes was $1,498,809,000. Net unrealized loss aggregated $145,103,000 at period-end, of which $1,095,000 related to appreciated investments and $146,198,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.07% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation.
However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE QM U.S. Bond Index Fund

The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
In addition, the fund is subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive or pay any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-
recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.30%. The agreement may only be terminated with approval by the fund’s shareholders. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation.
However, no repayment will be made more than three years after the date of a payment or waiver. No management fees were waived or any expenses paid under this arrangement during the six months ended April 30, 2024.

T. ROWE PRICE QM U.S. Bond Index Fund

Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended April 30, 2024 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $501,000 remain subject to repayment by the fund at April 30, 2024. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended April 30,
2024, expenses incurred pursuant to these service agreements were $53,000 for Price Associates; $271,000 for T. Rowe Price Services, Inc.; and $44,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse
Investor
Class I Class Z Class
Expense limitation/I Class Limit 0.25% 0.05% 0.00%
Expense limitation date 12/31/26 12/31/26 N/A
(Waived)/repaid during the period ($000s) $(91) $(27) $(51)

T. ROWE PRICE QM U.S. Bond Index Fund

shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended April 30, 2024, the fund was charged $31,000 for shareholder servicing costs related to the college savings plans, which is net of a reimbursement by Price of $5,000. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
April 30, 2024, approximately 20% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At April 30, 2024, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.

T. ROWE PRICE QM U.S. Bond Index Fund

NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE QM U.S. Bond Index Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe
Price funds disclose their first and third fiscal quarter-end holdings on troweprice.
com .
TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND
EXCHANGE TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of
July 24, 2024.

T. ROWE PRICE QM U.S. Bond Index Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance;
maintaining the fund’s records and registrations; and shareholder communications.
The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory
Contract.

T. ROWE PRICE QM U.S. Bond Index Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted
that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective
January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE QM U.S. Bond Index Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations. The fund’s shareholders benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the fund’s expenses or a share class’s expenses to exceed a certain percentage based on the fund’s or share class’s net assets. The expense limitation mitigates the potential for an increase in total operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of funds arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the Board noted that the Z Class operating expenses are largely covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price fund of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE QM U.S. Bond Index Fund

considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the
Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Expense Group), the fund’s actual management fee rate ranked in the second quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the fifth quintile (Expense Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE QM U.S. Bond Index Fund

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F134-051 6/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price QM U.S. Bond Index Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 17, 2024